Taxation (Details) - Schedule of Effective Tax Rate (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Effective Tax Rate [Abstract]
Applicable tax rate	25.00%	25.00%	25.00%